Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On February 19, 2015, an amendment was filed to the Company’s Fifth Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware, increasing the number of authorized shares of the Company’s common stock from 100,000,000 to 150,000,000. The Company’s 2014 Plan (see Note 20) was adopted by the Company’s stockholders on February 15, 2015.